Accounts Payable And Other Liabilities - Schedule of Accounts Payable and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Other Payables [Abstract]
Accounts payable and accrued liabilities	$ 314,379		$ 282,630
Obligation to acquire non-controlling interest in BetEasy	109,666		0
VAT payable	11,826		18,792
Customer loyalty rewards	17,755		24,787
Employee benefits payable	69,917		57,143
Dormant funds	6,907		7,308
Accrued interest on long-term debt	32,281		33,347
Total accounts payable and other current liabilities	562,731		424,007	[1]
Deferred contingent payment (notes 5 and 26)	0		77,628
Other long-term payables	1,770		2,088
Total long-term payables	$ 1,770	$ 76,743	$ 79,716

[1]	† The Corporation applied IFRS 16 from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.